Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2014
[DisclosureTextBlockAbstract]
Derivatives and Hedging Activities

NOTE 14

Derivatives and Hedging Activities

The Company uses derivative financial instruments (derivatives) to manage exposures to various market risks. Derivatives derive their value from an underlying variable or multiple variables, including interest rate, foreign exchange, and equity index or price. These instruments enable end users to increase, reduce or alter exposure to various market risks and, for that reason, are an integral component of the Company’s market risk management. The Company does not engage in derivatives for trading purposes.

Market risk is the risk to earnings or value resulting from movements in market prices. The Company’s market risk exposure is primarily generated by:

  Interest rate risk in its card, insurance and Travelers Cheque and other prepaid products businesses, as well as its investment portfolios; and
  Foreign exchange risk in its operations outside the U.S. and the associated funding of such operations.

The Company centrally monitors market risks using market risk limits and escalation triggers as defined in its Asset/Liability Management Policy.

The Company’s market exposures are in large part byproducts of the delivery of its products and services. Interest rate risk arises through the funding of Card Member receivables and fixed-rate loans with variable-rate borrowings as well as through the risk to net interest margin from changes in the relationship between benchmark rates such as Prime and LIBOR.

Interest rate exposure within the Company’s charge card and fixed-rate lending products is managed by varying the proportion of total funding provided by short-term and variable-rate debt and deposits compared to fixed-rate debt and deposits. In addition, interest rate swaps are used from time to time to economically convert fixed-rate debt obligations to variable-rate obligations or to convert variable-rate debt obligations to fixed-rate obligations. The Company may change the mix between variable-rate and fixed-rate funding based on changes in business volumes and mix, among other factors.

Foreign exchange risk is generated by Card Member cross-currency charges, foreign currency balance sheet exposures, foreign subsidiary equity and foreign currency earnings in entities outside the U.S. The Company’s foreign exchange risk is managed primarily by entering into agreements to buy and sell currencies on a spot basis or by hedging this market exposure to the extent it is economically justified through various means, including the use of derivatives such as foreign exchange forwards and cross-currency swap contracts, which can help mitigate the Company’s exposure to specific currencies.

In addition to the exposures identified above, effective August 1, 2011, the Company entered into a total return contract (TRC) to hedge its exposure to changes in the fair value of its equity investment in ICBC in local currency. Under the terms of the TRC, the Company received from the TRC counterparty an amount equivalent to any reduction in the fair value of its investment in ICBC in local currency, and the Company paid to the TRC counterparty an amount equivalent to any increase in the fair value of its investment in local currency, along with all dividends paid by ICBC, as well as ongoing hedge costs. The TRC was fully unwound on July 18, 2014 upon the sale of the remaining underlying ICBC shares.

Derivatives may give rise to counterparty credit risk, which is the risk that a derivative counterparty will default on, or otherwise be unable to perform pursuant to, an uncollateralized derivative exposure. The Company manages this risk by considering the current exposure, which is the replacement cost of contracts on the measurement date, as well as estimating the maximum potential value of the contracts over the next 12 months, considering such factors as the volatility of the underlying or reference index. To mitigate derivative credit risk, counterparties are required to be pre-approved by the Company and rated as investment grade. Counterparty risk exposures are centrally monitored by the Company. Additionally, in order to mitigate the bilateral counterparty credit risk associated with derivatives, the Company has in certain instances entered into master netting agreements with its derivative counterparties, which provide a right of offset for certain exposures between the parties. A majority of the Company’s derivative assets and liabilities as of December 31, 2014 and 2013 is subject to such master netting agreements with its derivative counterparties. There are no instances in which management makes an accounting policy election to not net assets and liabilities subject to an enforceable master netting agreement on the Company’s Consolidated Balance Sheets. To further mitigate bilateral counterparty credit risk, the Company exercises its rights under executed credit support agreements with certain of its derivative counterparties. These agreements require that, in the event the fair value change in the net derivatives position between the two parties exceeds certain dollar thresholds, the party in the net liability position posts collateral to its counterparty. All derivative contracts cleared through a central clearinghouse are collateralized to the full amount of the fair value of the contracts.

In relation to the Company’s credit risk, under the terms of the derivative agreements it has with its various counterparties, the Company is not required to either immediately settle any outstanding liability balances or post collateral upon the occurrence of a specified credit risk-related event. Based on the assessment of credit risk of the Company’s derivative counterparties as of December 31, 2014 and 2013, the Company does not have derivative positions that warrant credit valuation adjustments.

The Company’s derivatives are carried at fair value on the Consolidated Balance Sheets. The accounting for changes in fair value depends on the instruments’ intended use and the resulting hedge designation, if any, as discussed below. Refer to Note 15 for a description of the Company’s methodology for determining the fair value of derivatives.

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets		Other Liabilities
	Fair Value		Fair Value
(Millions)	2014	2013	2014	2013
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges	$314	$455	$4	$2
Total return contract
Fair value hedge	―	8	―	―
Foreign exchange contracts
Net investment hedges	492	174	46	116
Total derivatives designated as hedging instruments	806	637	50	118
Derivatives not designated as hedging instruments:
Foreign exchange contracts, including certain embedded derivatives(a)	185	64	114	95
Total derivatives, gross	991	701	164	213
Less: Cash collateral netting(b)	(158)	(336)	(4)	―
Derivative asset and derivative liability netting(c)	(122)	(36)	(122)	(36)
Total derivatives, net(d)	$711	$329	$38	$177

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents the offsetting of derivative instruments and the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from derivative instrument(s) executed with the same counterparty under an enforceable master netting arrangement. Additionally, the Company received non-cash collateral from a counterparty in the form of security interest in U.S. Treasury securities with a fair value of $91 million and nil as of December 31, 2014 and 2013, respectively, none of which was sold or repledged. Such non-cash collateral economically reduces the Company’s risk exposure to $620 million as of December 31, 2014, but does not reduce the net exposure on the Company’s Consolidated Balance Sheets. Additionally, the Company posted $114 million and $26 million as of December 31, 2014 and 2013, respectively, as initial margin on its centrally cleared interest rate swaps; such amounts are recorded within Other receivables on the Company’s Consolidated Balance Sheets and are not netted against the derivative balances.
  Represents the amount of netting of derivative assets and derivative liabilities executed with the same counterparty under an enforceable master netting arrangement.
  The Company has no individually significant derivative counterparties and therefore, no significant risk exposure to any single derivative counterparty. The total net derivative assets and derivative liabilities are presented within Other assets and Other liabilities on the Company’s Consolidated Balance Sheets.

Derivative Financial Instruments That Qualify For Hedge Accounting

Derivatives executed for hedge accounting purposes are documented and designated as such when the Company enters into the contracts. In accordance with its risk management policies, the Company structures its hedges with terms similar to that of the item being hedged. The Company formally assesses, at inception of the hedge accounting relationship and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of the hedged items. These assessments usually are made through the application of a regression analysis method. If it is determined that a derivative is not highly effective as a hedge, the Company will discontinue the application of hedge accounting.

Fair Value Hedges

A fair value hedge involves a derivative designated to hedge the Company’s exposure to future changes in the fair value of an asset or a liability, or an identified portion thereof that is attributable to a particular risk.

Interest Rate Contracts

The Company is exposed to interest rate risk associated with its fixed-rate long-term debt. The Company uses interest rate swaps to economically convert certain fixed-rate long-term debt obligations to floating-rate obligations at the time of issuance. As of December 31, 2014 and 2013, the Company hedged $17.6 billion and $14.7 billion, respectively, of its fixed-rate debt to floating-rate debt using interest rate swaps.

To the extent the fair value hedge is effective, the gain or loss on the hedging instrument offsets the loss or gain on the hedged item attributable to the hedged risk. Any difference between the changes in the fair value of the derivative and the hedged item is referred to as hedge ineffectiveness and is reflected in earnings as a component of other expenses. Hedge ineffectiveness may be caused by differences between the debt’s interest coupon and the benchmark rate, primarily due to credit spreads at inception of the hedging relationship that are not reflected in the valuation of the interest rate swap. Furthermore, hedge ineffectiveness may be caused by changes in the relationship between 3-month LIBOR and 1-month LIBOR, as well as between the overnight indexed swap rate (OIS) and 1-month LIBOR, as basis spreads may impact the valuation of the interest rate swap without causing an offsetting impact in the value of the hedged debt. If a fair value hedge is de-designated or no longer considered to be effective, changes in fair value of the derivative continue to be recorded through earnings but the hedged asset or liability is no longer adjusted for changes in fair value resulting from changes in interest rates. The existing basis adjustment of the hedged asset or liability is amortized or accreted as an adjustment to yield over the remaining life of that asset or liability.

Total Return Contract

The Company hedged its exposure to changes in the fair value of its equity investment in ICBC in local currency. The Company used a TRC to transfer this exposure to its derivative counterparty. On July 18, 2014, the Company sold its remaining 34.3 million shares in ICBC and terminated the TRC. As of December 31, 2013 only, the fair value of the equity investment in ICBC was $122 million (180.7 million shares). Prior to termination, to the extent the hedge was effective, the gain or loss on the TRC offset the gain or loss on the investment in ICBC. Any difference between the changes in the fair value of the derivative and the hedged item resulted in hedge ineffectiveness and was recognized in Other expenses in the Consolidated Statements of Income.

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company’s hedges of its fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract				Hedged item				Net hedge
	Income Statement	Amount			Income Statement	Amount			ineffectiveness
Derivative relationship	Line Item	2014	2013	2012	Line Item	2014	2013	2012	2014		2013		2012
Interest rate contracts	Other expenses	$(143)	$(370)	$(178)	Other expenses	$148	$351	$132		$5		$(19)	$(46)
Total return contract	Other non-interest				Other non-interest
	revenues	$11	$15	$(53)	revenues	$(11)	$(15)	$54	$	―	$	―	$1

The Company also recognized a net reduction in interest expense on long-term debt of $283 million, $346 million and $491 million for the years ended December 31, 2014, 2013 and 2012, respectively, primarily related to the net settlements (interest accruals) on the Company’s interest rate derivatives designated as fair value hedges.

Cash Flow Hedges

As of December 31, 2014 and 2013, the Company did not have any designated cash flow hedges.

During the year ended December 31, 2012 only, the Company reclassified $(1) million from AOCI into earnings as a component of interest expense. Any ineffective portion of the gain or loss on the derivatives is reported as a component of other expenses. No ineffectiveness associated with cash flow hedges was reclassified from AOCI into income for the years ended December 31, 2014, 2013 and 2012.

Net Investment Hedges

A net investment hedge is used to hedge future changes in currency exposure of a net investment in a foreign operation. The Company primarily designates foreign currency derivatives, typically foreign exchange forwards, and on occasion foreign currency denominated debt, as hedges of net investments in certain foreign operations. These instruments reduce exposure to changes in currency exchange rates on the Company’s investments in non-U.S. subsidiaries. The effective portion of the gain or (loss) on net investment hedges, net of taxes, recorded in AOCI as part of the cumulative translation adjustment, was $455 million, $253 million and $(288) million for the years ended 2014, 2013 and 2012, respectively. Any ineffective portion of the gain or (loss) on net investment hedges is recognized in other expenses during the period of change. During the years ended December 31, 2014, 2013 and 2012, the Company reclassified $10 million, nil and nil , respectively, from AOCI to earnings as a component of Other expenses. No ineffectiveness associated with net investment hedges was reclassified from AOCI into income during the years ended December 31, 2014, 2013 and 2012.

Derivatives Not Designated As Hedges

The Company has derivatives that act as economic hedges, but are not designated as such for hedge accounting purposes. Foreign currency transactions and non-U.S. dollar cash flow exposures from time to time may be partially or fully economically hedged through foreign currency contracts, primarily foreign exchange forwards, options and cross-currency swaps. These hedges generally mature within one year. Foreign currency contracts involve the purchase and sale of a designated currency at an agreed upon rate for settlement on a specified date. The changes in the fair value of the derivatives effectively offset the related foreign exchange gains or losses on the underlying balance sheet exposures. From time to time, the Company may enter into interest rate swaps to specifically manage funding costs related to its proprietary card business.

The Company has certain operating agreements containing payments that may be linked to a market rate or price, primarily foreign currency rates. The payment components of these agreements may meet the definition of an embedded derivative, in which case the embedded derivative is accounted for separately and is classified as a foreign exchange contract based on its primary risk exposure.

For derivatives that are not designated as hedges, changes in fair value are reported in current period earnings.

The following table summarizes the impact on pretax earnings of derivatives not designated as hedges, as reported on the Consolidated Statements of Income for the years ended December 31:

	Pretax gains (losses)
		Amount
Description (Millions)	Income Statement Line Item	2014		2013	2012
Interest rate contracts	Other expenses	$	―	$1	$(1)
Foreign exchange contracts (a)	Interest expense on long-term debt and other		―	―	(1)
	Other expenses		194	72	(56)
	Cost of Card Member services		4	―	―
Total			$198	$73	$(58)

Foreign exchange contracts include forwards and embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in Other expenses.